Quarterly Holdings Report
for
Fidelity® International Multifactor ETF
July 31, 2025
IES-NPRT3-0925
1.9892242.106
Common Stocks - 99.3%
	Shares	Value ($)
AUSTRALIA - 4.6%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
JB Hi-Fi Ltd	6,224	447,618
Financials - 2.1%
Capital Markets - 0.4%
ASX Ltd	16,182	729,835
Financial Services - 0.4%
Washington H Soul Pattinson & Co Ltd	29,205	763,052
Insurance - 1.3%
Insurance Australia Group Ltd	119,970	677,418
Medibank Pvt Ltd	249,656	819,779
Suncorp Group Ltd	46,150	622,799
		2,119,996
TOTAL FINANCIALS		3,612,883

Health Care - 1.1%
Health Care Providers & Services - 0.5%
EBOS Group Ltd	35,532	857,931
Health Care Technology - 0.6%
Pro Medicus Ltd	4,871	1,009,510
TOTAL HEALTH CARE		1,867,441

Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Brambles Ltd	31,494	484,833
Information Technology - 0.2%
Software - 0.2%
Technology One Ltd	16,808	444,561
Materials - 0.6%
Metals & Mining - 0.6%
BHP Group Ltd	17,857	451,266
Fortescue Ltd	10,862	124,274
Rio Tinto Ltd	2,029	145,922
Rio Tinto PLC	6,406	381,779
		1,103,241
TOTAL AUSTRALIA		7,960,577
BELGIUM - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	3,650	795,625
CANADA - 13.2%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Quebecor Inc Class B	68,930	1,943,432
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Dollarama Inc	5,072	694,756
Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 1.5%
Loblaw Cos Ltd	8,411	1,363,172
Metro Inc/CN	15,720	1,204,682
		2,567,854
Energy - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
ARC Resources Ltd	77,301	1,512,417
Canadian Natural Resources Ltd	57,039	1,809,505
Imperial Oil Ltd	20,382	1,703,181
Pembina Pipeline Corp	39,245	1,461,877
		6,486,980
Financials - 3.4%
Banks - 1.7%
Canadian Imperial Bank of Commerce	11,307	809,904
National Bank of Canada	6,142	640,300
Royal Bank of Canada	11,716	1,506,627
		2,956,831
Capital Markets - 0.3%
TMX Group Ltd	11,255	458,650
Insurance - 1.4%
Definity Financial Corp	8,185	441,944
Fairfax Financial Holdings Ltd Subordinate Voting Shares	370	655,876
Intact Financial Corp	2,868	594,116
Manulife Financial Corp	22,079	684,624
		2,376,560
TOTAL FINANCIALS		5,792,041

Industrials - 0.8%
Professional Services - 0.4%
Thomson Reuters Corp	3,478	699,550
Trading Companies & Distributors - 0.4%
Finning International Inc	16,311	712,349
TOTAL INDUSTRIALS		1,411,899

Information Technology - 0.5%
IT Services - 0.2%
CGI Inc Class A	3,422	330,628
Software - 0.3%
Constellation Software Inc/Canada	171	591,247
Constellation Software Inc/Canada warrants 3/31/2040 (b)(c)	40	0
		591,247
TOTAL INFORMATION TECHNOLOGY		921,875

Materials - 0.6%
Containers & Packaging - 0.1%
CCL Industries Inc Class B	4,466	250,184
Metals & Mining - 0.5%
Agnico Eagle Mines Ltd/CA	3,545	441,051
Kinross Gold Corp	20,571	329,868
		770,919
TOTAL MATERIALS		1,021,103

Real Estate - 1.0%
Real Estate Management & Development - 1.0%
FirstService Corp Subordinate Voting Shares	9,024	1,782,673
TOTAL CANADA		22,622,613
CHINA - 1.0%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Prosus NV Class N	16,029	921,703
Financials - 0.5%
Banks - 0.5%
BOC Hong Kong Holdings Ltd	182,000	818,420
TOTAL CHINA		1,740,123
DENMARK - 1.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Pandora A/S	2,384	396,916
Health Care - 0.8%
Pharmaceuticals - 0.8%
Novo Nordisk A/S Series B	30,067	1,450,351
Materials - 0.2%
Chemicals - 0.2%
Novonesis Novozymes B Series B	4,524	295,454
TOTAL DENMARK		2,142,721
FINLAND - 0.4%
Industrials - 0.4%
Machinery - 0.4%
Kone Oyj B Shares	11,807	728,929
FRANCE - 4.7%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.4%
FDJ UNITED	10,346	324,221
Sodexo SA	5,323	318,634
		642,855
Household Durables - 0.2%
SEB SA	4,168	307,219
TOTAL CONSUMER DISCRETIONARY		950,074

Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Carrefour SA	84,387	1,214,075
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Gaztransport Et Technigaz SA	6,676	1,260,768
TotalEnergies SE	33,863	2,016,186
		3,276,954
Industrials - 1.4%
Building Products - 0.5%
Cie de Saint-Gobain SA	7,250	832,288
Construction & Engineering - 0.4%
Eiffage SA	4,724	636,116
Professional Services - 0.5%
Bureau Veritas SA	14,359	444,392
Teleperformance SE	4,475	439,046
		883,438
TOTAL INDUSTRIALS		2,351,842

Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	1,921	287,807
TOTAL FRANCE		8,080,752
GERMANY - 4.2%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.2%
TUI AG (b)	46,534	423,954
Textiles, Apparel & Luxury Goods - 0.2%
Puma SE	12,807	273,303
TOTAL CONSUMER DISCRETIONARY		697,257

Financials - 1.0%
Insurance - 1.0%
Hannover Rueck SE	2,484	757,391
Talanx AG	7,004	934,716
		1,692,107
Health Care - 0.8%
Health Care Providers & Services - 0.8%
Fresenius Medical Care AG	12,327	627,562
Fresenius SE & Co KGaA	16,926	813,264
		1,440,826
Industrials - 1.2%
Machinery - 0.8%
Knorr-Bremse AG	8,037	808,110
Rational AG	720	559,960
		1,368,070
Trading Companies & Distributors - 0.4%
Brenntag SE	10,328	644,713
TOTAL INDUSTRIALS		2,012,783

Information Technology - 0.8%
Software - 0.8%
SAP SE	5,045	1,448,183
TOTAL GERMANY		7,291,156
HONG KONG - 1.4%
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Jardine Matheson Holdings Ltd (Singapore)	5,477	298,661
Real Estate - 1.2%
Real Estate Management & Development - 1.2%
Sino Land Co Ltd	1,807,295	2,083,569
TOTAL HONG KONG		2,382,230
IRELAND - 0.7%
Consumer Staples - 0.7%
Food Products - 0.7%
Kerry Group PLC Class A	12,359	1,147,907
ISRAEL - 3.0%
Financials - 2.7%
Banks - 2.1%
Bank Hapoalim BM	50,941	960,981
Bank Leumi Le-Israel BM	52,613	978,101
Israel Discount Bank Ltd Class A	82,120	789,345
Mizrahi Tefahot Bank Ltd	12,399	769,318
		3,497,745
Insurance - 0.6%
Phoenix Financial Ltd	32,075	1,099,547
TOTAL FINANCIALS		4,597,292

Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.1%
Tower Semiconductor Ltd (b)	5,218	244,242
Software - 0.2%
Nice Ltd (b)	1,652	259,638
TOTAL INFORMATION TECHNOLOGY		503,880

TOTAL ISRAEL		5,101,172
ITALY - 1.7%
Financials - 1.3%
Banks - 0.4%
BPER Banca SPA	70,463	696,480
Insurance - 0.9%
Generali	20,590	771,089
Poste Italiane Spa (d)(e)	32,003	694,670
		1,465,759
TOTAL FINANCIALS		2,162,239

Health Care - 0.3%
Pharmaceuticals - 0.3%
Recordati Industria Chimica e Farmaceutica SpA	9,348	539,242
Information Technology - 0.1%
IT Services - 0.1%
Reply SpA	1,541	242,692
TOTAL ITALY		2,944,173
JAPAN - 21.4%
Communication Services - 3.3%
Entertainment - 2.4%
Konami Group Corp	12,100	1,649,836
Nintendo Co Ltd	28,300	2,386,306
		4,036,142
Wireless Telecommunication Services - 0.9%
KDDI Corp	100,400	1,658,156
TOTAL COMMUNICATION SERVICES		5,694,298

Consumer Discretionary - 2.5%
Automobiles - 0.3%
Subaru Corp	26,600	491,277
Broadline Retail - 0.2%
J Front Retailing Co Ltd	31,000	421,758
Household Durables - 0.2%
Sumitomo Forestry Co Ltd	39,200	401,781
Leisure Products - 1.0%
Bandai Namco Holdings Inc	17,300	564,194
Sankyo Co Ltd	27,500	515,482
Sega Sammy Holdings Inc	20,300	418,828
		1,498,504
Specialty Retail - 0.8%
Sanrio Co Ltd	11,700	483,797
USS Co Ltd	48,000	525,147
ZOZO Inc	39,300	390,402
		1,399,346
TOTAL CONSUMER DISCRETIONARY		4,212,666

Consumer Staples - 2.0%
Beverages - 0.6%
Suntory Beverage & Food Ltd	32,800	995,584
Food Products - 0.6%
Toyo Suisan Kaisha Ltd	16,500	1,059,653
Tobacco - 0.8%
Japan Tobacco Inc	46,500	1,334,177
TOTAL CONSUMER STAPLES		3,389,414

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Inpex Corp	116,100	1,656,698
Financials - 2.9%
Banks - 1.1%
Hachijuni Bank Ltd/The	78,900	717,201
Iyogin Holdings Inc	49,000	575,647
Mebuki Financial Group Inc	118,300	647,488
		1,940,336
Capital Markets - 0.3%
Daiwa Securities Group Inc	78,800	553,451
Insurance - 1.5%
Ms&Ad Insurance Group Holdings Inc	31,500	678,999
Sompo Holdings Inc	23,400	695,337
Tokio Marine Holdings Inc	27,100	1,102,765
		2,477,101
TOTAL FINANCIALS		4,970,888

Health Care - 2.3%
Health Care Providers & Services - 0.6%
Medipal Holdings Corp	57,700	962,337
Pharmaceuticals - 1.7%
Ono Pharmaceutical Co Ltd	84,700	951,429
Otsuka Holdings Co Ltd	19,700	955,973
Shionogi & Co Ltd	64,200	1,086,104
		2,993,506
TOTAL HEALTH CARE		3,955,843

Industrials - 4.1%
Building Products - 0.3%
Sanwa Holdings Corp	16,000	439,935
Commercial Services & Supplies - 1.0%
Dai Nippon Printing Co Ltd	36,000	557,480
Secom Co Ltd	16,300	586,603
TOPPAN Holdings Inc	19,400	527,620
		1,671,703
Construction & Engineering - 0.4%
Kajima Corp	29,000	730,901
Industrial Conglomerates - 0.6%
Hikari Tsushin Inc	1,900	514,090
Sekisui Chemical Co Ltd	30,700	537,013
		1,051,103
Trading Companies & Distributors - 1.8%
ITOCHU Corp	18,500	975,186
Mitsui & Co Ltd	41,800	861,026
Sojitz Corp	23,000	551,101
Sumitomo Corp	27,600	707,904
		3,095,217
TOTAL INDUSTRIALS		6,988,859

Information Technology - 1.6%
IT Services - 1.2%
NEC Corp	23,300	681,065
Obic Co Ltd	12,800	460,985
Otsuka Corp	15,700	299,144
TIS Inc	15,200	488,436
		1,929,630
Software - 0.2%
Trend Micro Inc/Japan	6,300	386,301
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	21,300	364,801
TOTAL INFORMATION TECHNOLOGY		2,680,732

Materials - 0.3%
Chemicals - 0.1%
Kuraray Co Ltd	20,400	254,636
Paper & Forest Products - 0.2%
Oji Holdings Corp	73,300	360,034
TOTAL MATERIALS		614,670

Real Estate - 1.5%
Real Estate Management & Development - 1.5%
Daito Trust Construction Co Ltd	25,400	2,619,409
TOTAL JAPAN		36,783,477
NETHERLANDS - 4.0%
Communication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Koninklijke KPN NV	457,844	2,054,179
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Koninklijke Ahold Delhaize NV	38,844	1,538,278
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Koninklijke Vopak NV	22,186	1,063,458
Financials - 0.9%
Capital Markets - 0.5%
Euronext NV (d)(e)	5,391	873,710
Financial Services - 0.4%
EXOR NV	6,475	628,079
TOTAL FINANCIALS		1,501,789

Industrials - 0.4%
Professional Services - 0.4%
Wolters Kluwer NV	4,043	632,568
TOTAL NETHERLANDS		6,790,272
NORWAY - 2.0%
Consumer Staples - 0.9%
Food Products - 0.9%
Orkla ASA	131,983	1,397,602
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Equinor ASA	48,658	1,265,440
Industrials - 0.4%
Aerospace & Defense - 0.4%
Kongsberg Gruppen ASA	23,425	704,904
TOTAL NORWAY		3,367,946
PORTUGAL - 0.6%
Financials - 0.6%
Banks - 0.6%
Banco Comercial Portugues SA	1,158,875	957,123
SINGAPORE - 2.1%
Financials - 0.9%
Banks - 0.5%
Oversea-Chinese Banking Corp Ltd	64,881	843,676
Capital Markets - 0.4%
Singapore Exchange Ltd	61,200	754,769
TOTAL FINANCIALS		1,598,445

Real Estate - 1.2%
Diversified REITs - 1.2%
CapitaLand Integrated Commercial Trust	1,227,085	2,080,847
TOTAL SINGAPORE		3,679,292
SPAIN - 1.3%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.3%
Amadeus IT Group SA Class A	7,092	571,609
Specialty Retail - 0.4%
Industria de Diseno Textil SA	12,106	580,702
TOTAL CONSUMER DISCRETIONARY		1,152,311

Financials - 0.6%
Banks - 0.6%
CaixaBank SA	116,905	1,103,880
TOTAL SPAIN		2,256,191
SWEDEN - 3.3%
Consumer Staples - 1.4%
Food Products - 0.7%
AAK AB	43,967	1,137,940
Household Products - 0.7%
Essity AB B Shares	50,305	1,244,766
TOTAL CONSUMER STAPLES		2,382,706

Financials - 0.8%
Financial Services - 0.8%
Industrivarden AB A Shares	13,173	490,218
Investor AB B Shares	29,224	851,885
		1,342,103
Industrials - 1.0%
Building Products - 0.3%
Assa Abloy AB B Shares	16,998	563,941
Machinery - 0.7%
Atlas Copco AB A Shares	43,008	658,353
SKF AB B Shares	19,427	455,230
		1,113,583
TOTAL INDUSTRIALS		1,677,524

Materials - 0.1%
Paper & Forest Products - 0.1%
Holmen AB B Shares	5,420	202,143
TOTAL SWEDEN		5,604,476
SWITZERLAND - 6.1%
Financials - 1.5%
Capital Markets - 0.5%
Swissquote Group Holding SA	1,166	781,832
Consumer Finance - 0.3%
Cembra Money Bank AG	5,159	580,352
Insurance - 0.7%
Zurich Insurance Group AG	1,725	1,182,360
TOTAL FINANCIALS		2,544,544

Health Care - 1.4%
Health Care Equipment & Supplies - 0.3%
Sonova Holding AG	1,768	483,992
Health Care Providers & Services - 0.3%
Galenica AG (d)(e)	5,593	595,081
Life Sciences Tools & Services - 0.3%
Siegfried Holding AG	4,362	491,501
Pharmaceuticals - 0.5%
Sandoz Group AG	13,248	762,366
TOTAL HEALTH CARE		2,332,940

Industrials - 1.0%
Building Products - 0.4%
Geberit AG	1,053	809,152
Electrical Equipment - 0.6%
Accelleron Industries AG	10,528	963,927
TOTAL INDUSTRIALS		1,773,079

Information Technology - 0.3%
Software - 0.1%
Temenos AG	3,024	272,404
Technology Hardware, Storage & Peripherals - 0.2%
Logitech International SA	3,021	283,257
TOTAL INFORMATION TECHNOLOGY		555,661

Materials - 0.3%
Chemicals - 0.3%
EMS-Chemie Holding AG	301	238,152
Givaudan SA	68	285,633
		523,785
Real Estate - 1.6%
Real Estate Management & Development - 1.6%
PSP Swiss Property AG	16,159	2,748,055
TOTAL SWITZERLAND		10,478,064
UNITED KINGDOM - 13.5%
Communication Services - 3.6%
Interactive Media & Services - 2.3%
Auto Trader Group PLC (d)(e)	165,974	1,839,280
Rightmove PLC	193,999	2,101,581
		3,940,861
Wireless Telecommunication Services - 1.3%
Vodafone Group PLC	2,084,554	2,262,599
TOTAL COMMUNICATION SERVICES		6,203,460

Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Compass Group PLC	14,019	494,412
InterContinental Hotels Group PLC	2,349	272,433
		766,845
Consumer Staples - 3.3%
Food Products - 0.4%
Tate & Lyle PLC	104,050	738,043
Personal Care Products - 1.1%
Unilever PLC	33,179	1,935,440
Tobacco - 1.8%
British American Tobacco PLC	35,267	1,885,492
Imperial Brands PLC	29,702	1,161,103
		3,046,595
TOTAL CONSUMER STAPLES		5,720,078

Financials - 2.3%
Banks - 1.1%
NatWest Group PLC	135,058	941,902
Standard Chartered PLC	50,592	910,867
		1,852,769
Capital Markets - 0.9%
3i Group PLC	16,434	902,757
IG Group Holdings PLC	42,175	630,679
		1,533,436
Insurance - 0.3%
Beazley PLC	52,715	624,006
TOTAL FINANCIALS		4,010,211

Health Care - 1.7%
Pharmaceuticals - 1.7%
Astrazeneca PLC	15,695	2,351,992
Hikma Pharmaceuticals PLC	19,790	514,354
		2,866,346
Industrials - 1.8%
Aerospace & Defense - 1.1%
BAE Systems PLC	32,781	782,588
Rolls-Royce Holdings PLC	80,153	1,137,076
		1,919,664
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	49,500	324,114
Professional Services - 0.5%
RELX PLC	15,437	804,068
TOTAL INDUSTRIALS		3,047,846

Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.2%
Halma PLC	8,071	347,339
Software - 0.2%
Sage Group PLC/The	18,516	298,938
TOTAL INFORMATION TECHNOLOGY		646,277

TOTAL UNITED KINGDOM		23,261,063
UNITED STATES - 8.4%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Shell PLC	78,093	2,801,666
Health Care - 4.9%
Life Sciences Tools & Services - 0.4%
QIAGEN NV (Germany)	13,841	693,867
Pharmaceuticals - 4.5%
GSK PLC	60,356	1,132,587
Haleon PLC	176,713	840,702
Novartis AG	19,466	2,257,869
Roche Holding AG	7,096	2,246,637
Sanofi SA	13,375	1,206,911
		7,684,706
TOTAL HEALTH CARE		8,378,573

Industrials - 1.5%
Commercial Services & Supplies - 0.4%
Waste Connections Inc	3,877	725,569
Electrical Equipment - 0.8%
Schneider Electric SE	4,800	1,253,969
Professional Services - 0.3%
Experian PLC	9,948	527,114
TOTAL INDUSTRIALS		2,506,652

Materials - 0.4%
Construction Materials - 0.4%
Amrize Ltd (United States)	3,409	174,267
Buzzi SpA	5,104	267,086
Holcim AG	3,540	283,270
		724,623
TOTAL UNITED STATES		14,411,514
TOTAL COMMON STOCKS (Cost $150,688,714)		170,527,396

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (h) (Cost $32,923)	4.25	33,000	32,921

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $609,659)	4.33	609,537	609,659

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $151,331,296)	171,169,976
NET OTHER ASSETS (LIABILITIES) - 0.3% (f)	555,730
NET ASSETS - 100.0%	171,725,706

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	9	Sep 2025	1,176,030	(15,004)	(15,004)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,002,741 or 2.3% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,002,741 or 2.3% of net assets.

(f)	Includes $31,769 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $32,921.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	217,770	10,021,806	9,629,917	11,150	-	-	609,659	609,537	0.0%
Fidelity Securities Lending Cash Central Fund	-	4,304,104	4,304,104	656	-	-	-	-	0.0%
Total	217,770	14,325,910	13,934,021	11,806	-	-	609,659

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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